LONG TERM INVESTMENTS (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Receipt of common stock as part of option agreement	500,000	250,000
Endurance Gold Corp. [Member]
Statement [Line Items]
Receipt of common stock as part of option agreement	200,000